Asset Retirement Obligations - Additional Information (Details) - Asset retirement obligation - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Estimated cash flows, undiscounted amount	$ 724,800	$ 721,700
Estimated inflation rate	2.10%	1.80%
Estimated risk free rate	3.30%	1.70%
Other provisions	$ 588,923	$ 743,683	$ 760,383
Other provisions, period of costs being incurred	60 years